UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%(1)

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	115,514	$9,916,877
United Technologies Corp.	110,273	10,302,806

		$20,219,683

Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	61,728	$5,302,435

		$5,302,435

Beverages — 3.5%
Beam, Inc.	87,921	$5,586,500
Coca-Cola Co. (The)	382,838	15,481,969

		$21,068,469

Biotechnology — 4.6%
Celgene Corp.(2)	109,686	$12,713,704
Gilead Sciences, Inc.(2)	309,052	15,121,915

		$27,835,619

Capital Markets — 0.5%
Charles Schwab Corp. (The)	97,951	$1,732,753
Walter Investment Management Corp.(2)	41,937	1,562,153

		$3,294,906

Chemicals — 4.6%
Air Products and Chemicals, Inc.	45,828	$3,992,536
Ecolab, Inc.	60,766	4,872,218
LyondellBasell Industries NV, Class A	65,442	4,141,824
Monsanto Co.	107,719	11,378,358
PPG Industries, Inc.	23,330	3,124,820

		$27,509,756

Commercial Banks — 1.4%
PNC Financial Services Group, Inc.	49,340	$3,281,110
Wells Fargo & Co.	141,318	5,227,353

		$8,508,463

Communications Equipment — 2.3%
QUALCOMM, Inc.	210,889	$14,119,018

		$14,119,018

Computers & Peripherals — 5.5%
Apple, Inc.	65,241	$28,877,624
EMC Corp.(2)	120,104	2,869,284
NCR Corp.(2)	55,314	1,524,454

		$33,271,362

Consumer Finance — 1.4%
American Express Co.	123,410	$8,325,239

		$8,325,239

Security	Shares	Value
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	279,208	$13,723,073

		$13,723,073

Electrical Equipment — 2.4%
Emerson Electric Co.	161,565	$9,026,637
Generac Holdings, Inc.	154,904	5,474,307

		$14,500,944

Energy Equipment & Services — 1.9%
Cameron International Corp.(2)	46,291	$3,018,173
Schlumberger, Ltd.	113,844	8,525,777

		$11,543,950

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	69,157	$7,338,249

		$7,338,249

Food Products — 3.5%
Green Mountain Coffee Roasters, Inc.(2)	93,112	$5,285,037
Hershey Co. (The)	71,147	6,227,497
Kraft Foods Group, Inc.	61,166	3,151,884
Mondelez International, Inc., Class A	214,445	6,564,161

		$21,228,579

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	141,798	$5,008,305
Covidien PLC	111,929	7,593,264
Varian Medical Systems, Inc.(2)	54,936	3,955,392

		$16,556,961

Health Care Providers & Services — 0.8%
Express Scripts Holding Co.(2)	80,874	$4,662,386

		$4,662,386

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	103,025	$10,270,562

		$10,270,562

Household Products — 1.9%
Colgate-Palmolive Co.	98,091	$11,577,681

		$11,577,681

Industrial Conglomerates — 2.0%
Danaher Corp.	194,273	$12,074,067

		$12,074,067

Insurance — 0.6%
AmTrust Financial Services, Inc.	103,787	$3,596,220

		$3,596,220

Internet & Catalog Retail — 3.6%
Amazon.com, Inc.(2)	59,757	$15,924,643
Netflix, Inc.(2)	29,136	5,518,650

		$21,443,293

Internet Software & Services — 7.1%
eBay, Inc.(2)	217,809	$11,809,604
Equinix, Inc.(2)	13,744	2,972,965
Google, Inc., Class A(2)	30,660	24,344,960

Security	Shares	Value
VeriSign, Inc.(2)	73,883	$3,493,188

		$42,620,717

IT Services — 7.0%
Accenture PLC, Class A	149,846	$11,383,801
International Business Machines Corp.	101,888	21,732,710
Visa, Inc., Class A	51,956	8,824,207

		$41,940,718

Machinery — 1.5%
Deere & Co.	103,764	$8,921,629

		$8,921,629

Media — 4.1%
Comcast Corp., Class A	231,116	$9,709,183
Lions Gate Entertainment Corp.(2)	135,317	3,216,485
Walt Disney Co. (The)	204,005	11,587,484

		$24,513,152

Multiline Retail — 3.6%
Dollar General Corp.(2)	225,489	$11,405,234
Macy’s, Inc.	125,010	5,230,418
Target Corp.	73,031	4,998,972

		$21,634,624

Oil, Gas & Consumable Fuels — 2.7%
EOG Resources, Inc.	27,831	$3,564,316
Phillips 66	63,477	4,441,486
Range Resources Corp.	103,940	8,423,297

		$16,429,099

Pharmaceuticals — 5.5%
Actavis, Inc.(2)	92,729	$8,541,268
Perrigo Co.	72,236	8,576,580
Pfizer, Inc.	235,524	6,797,223
Roche Holding AG PC	14,982	3,492,649
Shire PLC ADR	60,628	5,538,974

		$32,946,694

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	46,913	$3,608,548
AvalonBay Communities, Inc.	13,100	1,659,377
Public Storage, Inc.	27,040	4,118,733

		$9,386,658

Road & Rail — 1.9%
Kansas City Southern	43,188	$4,789,549
Union Pacific Corp.	45,181	6,434,226

		$11,223,775

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	79,170	$3,680,613
Broadcom Corp., Class A	47,315	1,640,411

		$5,321,024

Software — 4.7%
Microsoft Corp.	637,001	$18,224,599

Security	Shares	Value
Oracle Corp.	312,254	$10,098,294

		$28,322,893

Specialty Retail — 2.8%
Home Depot, Inc. (The)	83,834	$5,849,937
TJX Companies, Inc. (The)	143,018	6,686,091
Urban Outfitters, Inc.(2)	108,951	4,220,762

		$16,756,790

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	134,986	$7,965,524

		$7,965,524

Tobacco — 2.3%
Philip Morris International, Inc.	150,873	$13,987,436

		$13,987,436

Total Common Stocks (identified cost $403,502,650)		$599,941,648

Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	285	$170.00	4/20/13	$51,300
Netflix, Inc.	6	175.00	4/20/13	1,662

Total Put Options Purchased (identified cost $372,117)				$52,962

Short-Term Investments — 1.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)			$7,738	$7,737,701

Total Short-Term Investments (identified cost $7,737,701)				$7,737,701

Total Investments — 100.8% (identified cost $411,612,468)				$607,732,311

Covered Call Options Written — (0.7)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	710	$36.00	4/20/13	$(15,620)
Accenture PLC, Class A	750	77.50	4/20/13	(22,500)
Actavis, Inc.	465	90.00	5/18/13	(186,000)
Amazon.com, Inc.	300	280.00	4/20/13	(42,600)
American Express Co.	620	70.00	5/18/13	(36,890)

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	235	$82.50	4/20/13	$(587)
AmTrust Financial Services, Inc.	520	35.00	4/20/13	(37,700)
Analog Devices, Inc.	400	47.00	4/20/13	(21,000)
Apple, Inc.	330	490.00	4/20/13	(31,515)
AvalonBay Communities, Inc.	70	135.00	4/20/13	(350)
Beam, Inc.	440	65.00	5/18/13	(50,600)
Boeing Co. (The)	580	85.00	5/18/13	(166,750)
Broadcom Corp., Class A	240	37.00	4/20/13	(1,320)
Cameron International Corp.	235	67.50	5/18/13	(36,425)
Celgene Corp.	550	115.00	4/20/13	(165,825)
Charles Schwab Corp. (The)	490	19.00	6/22/13	(11,025)
Coca-Cola Co. (The)	1,915	41.00	6/22/13	(140,753)
Colgate-Palmolive Co.	490	120.00	5/18/13	(62,720)
Comcast Corp., Class A	1,160	42.00	4/20/13	(64,380)
Costco Wholesale Corp.	350	105.00	5/18/13	(96,250)
Covidien PLC	560	70.00	5/18/13	(42,000)
Danaher Corp.	975	65.00	6/22/13	(78,000)
Deere & Co.	520	95.00	5/18/13	(11,180)
Dollar General Corp.	1,130	55.00	5/18/13	(76,275)
eBay, Inc.	1,090	60.00	4/20/13	(26,705)
Ecolab, Inc.	305	82.50	5/18/13	(30,500)
EMC Corp.	605	26.00	4/20/13	(1,815)
Emerson Electric Co.	810	60.00	4/20/13	(2,025)
EOG Resources, Inc.	140	145.00	4/20/13	(1,050)
Equinix, Inc.	70	230.00	6/22/13	(36,050)
Express Scripts Holding Co.	405	62.50	5/18/13	(13,365)
Gilead Sciences, Inc.	1,545	52.50	6/22/13	(175,358)
Google, Inc., Class A	155	840.00	4/20/13	(93,775)
Green Mountain Coffee Roasters, Inc.	470	62.50	5/18/13	(137,240)
Hershey Co. (The)	280	85.00	5/18/13	(95,200)
Home Depot, Inc. (The)	420	72.50	5/18/13	(27,930)
International Business Machines Corp.	495	210.00	4/20/13	(295,763)
Kansas City Southern	220	115.00	6/22/13	(80,300)
Kraft Foods Group, Inc.	310	52.50	6/22/13	(31,000)
Lions Gate Entertainment Corp.	680	26.00	6/22/13	(39,100)
LyondellBasell Industries NV, Class A	330	70.00	5/18/13	(16,500)
Macy’s, Inc.	625	44.00	5/18/13	(37,187)
McDonald’s Corp.	515	97.50	4/20/13	(141,368)
Microsoft Corp.	1,915	29.00	4/20/13	(58,407)
Microsoft Corp.	1,270	29.00	5/18/13	(61,595)
Mondelez International, Inc., Class A	1,075	32.00	6/22/13	(62,887)
NCR Corp.	280	29.00	5/18/13	(12,600)
Netflix, Inc.	285	190.00	4/20/13	(220,163)
Netflix, Inc.	6	195.00	4/20/13	(3,390)
NIKE, Inc., Class B	675	57.50	4/20/13	(132,638)
Oracle Corp.	1,565	38.00	5/18/13	(1,565)
Perrigo Co.	365	120.00	4/20/13	(31,937)
Pfizer, Inc.	1,180	30.00	6/22/13	(35,400)
Philip Morris International, Inc.	755	92.50	5/18/13	(157,795)
Phillips 66	320	70.00	5/18/13	(91,200)

Security	Number of Contracts	Strike Price	Expiration Date	Value
PNC Financial Services Group, Inc.	250	$67.50	5/18/13	$(24,250)
PPG Industries, Inc.	120	145.00	5/18/13	(9,300)
Public Storage, Inc.	135	155.00	5/18/13	(25,987)
QUALCOMM, Inc.	925	70.00	4/20/13	(10,175)
QUALCOMM, Inc.	130	70.00	6/22/13	(15,275)
Range Resources Corp.	520	80.00	4/20/13	(136,500)
Shire PLC ADR	305	100.00	5/18/13	(22,875)
Target Corp.	365	70.00	5/18/13	(32,120)
TJX Companies, Inc. (The)	715	47.50	4/20/13	(23,237)
Union Pacific Corp.	230	145.00	5/18/13	(57,270)
United Parcel Service, Inc., Class B	310	85.00	4/20/13	(46,345)
United Technologies Corp.	555	95.00	5/18/13	(82,140)
Urban Outfitters, Inc.	545	44.00	6/22/13	(29,975)
Varian Medical Systems, Inc.	275	75.00	5/18/13	(37,125)
VeriSign, Inc.	370	48.00	4/20/13	(20,720)
Verizon Communications, Inc.	1,400	50.00	5/18/13	(68,600)
Visa, Inc., Class A	260	165.00	6/22/13	(234,650)
Walt Disney Co. (The)	1,020	57.50	4/20/13	(52,020)
Wells Fargo & Co.	710	38.00	5/18/13	(28,400)

Total Covered Call Options Written (premiums received $4,446,060)				$(4,507,037)

Covered Put Options Written — (0.0)%(3)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	285	$135.00	4/20/13	$(2,993)
Netflix, Inc.	6	140.00	4/20/13	(63)

Total Covered Put Options Written (premiums received $80,049)				$(3,056)

Other Assets, Less Liabilities — (0.1)%				$(600,959)

Net Assets — 100.0%				$602,621,259

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $1,977.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$412,295,848

Gross unrealized appreciation	$196,003,012
Gross unrealized depreciation	(566,549)

Net unrealized appreciation	$195,436,463

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	48,785	$7,700,699
Options written	89,198	8,348,251
Options terminated in closing purchase transactions	(76,382)	(8,713,241)
Options exercised	(1,129)	(124,798)
Options expired	(17,845)	(2,684,802)

Outstanding, end of period	42,627	$4,526,109

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund may also enter into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $52,962 and $4,510,093, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$102,583,945	$—		$—	$102,583,945
Consumer Staples	75,200,414	—		—	75,200,414
Energy	27,973,049	—		—	27,973,049
Financials	33,111,486	—		—	33,111,486
Health Care	78,509,011	3,492,649		—	82,001,660
Industrials	72,242,533	—		—	72,242,533
Information Technology	165,595,732	—		—	165,595,732
Materials	27,509,756	—		—	27,509,756
Telecommunication Services	13,723,073	—		—	13,723,073
Total Common Stocks	$596,448,999	$3,492,649	*	$—	$599,941,648
Put Options Purchased	$52,962	$—		$—	$52,962
Short-Term Investments	—	7,737,701		—	7,737,701
Total Investments	$596,501,961	$11,230,350		$—	$607,732,311

Liability Description
Covered Call Options Written	$(4,507,037)	$—		$—	$(4,507,037)
Covered Put Options Written	(3,056)	—		—	(3,056)
Total	$(4,510,093)	$—		$—	$(4,510,093)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013